Income Taxes (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)
Income Taxes [Abstract]
Domestic	$ 579		$ 491
Foreign (Israel) | ₪		₪ 337		₪ 986
Current Income Tax Expense (Benefit)	$ 916		$ 1,477